Class A Ordinary Shares Subject to Possible Redemption - Schedule of Reconciliation of Consolidated Balance Sheet (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Offering costs paid		$ (7,405,589)
Class A Ordinary Shares
Shares Subject To Mandatory Redemption By Settlement Terms [Line Items]
Gross proceeds	$ 50,000,000	345,000,000
Amount allocated to Public Warrants		(8,711,250)
Offering costs paid		(19,011,139)
Accretion of carrying value to redemption value		27,722,389
Class A ordinary shares subject to possible redemption	$ 345,000,000	$ 345,000,000